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                      Stradley, Ronon, Stevens & Young, LLP

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                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                       1933 Act File No. 2-73024
                                                      1940 Act File No. 811-3213

Direct Dial: (215) 564-8092
                                   May 8, 2006

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Gartmore Variable Insurance Trust (the "Registrant")
                  SEC File Nos. 2-73024 and 811-3213
                  Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as certification that the form of the Prospectuses for each of the following funds:

GARTMORE GVIT DEVELOPING MARKETS FUND;
GARTMORE GVIT EMERGING MARKETS FUND;
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND;
GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND;
GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND;
GARTMORE GVIT GLOBAL UTILITIES FUND; and
GARTMORE GVIT INTERNATIONAL GROWTH FUND;

that  could  have  been  filed  under  paragraph  (c) of Rule 497 would not have differed  from that  contained in  Post-Effective  Amendment  Nos.  98/99 to the
Registration  Statement of the Gartmore  Variable  Insurance Trust that has been filed electronically.

     Please note that this does not include the form of Prospectuses for each of the following Funds:

U.S. Securities and Exchange Commission
May 8, 2006

VAN KAMPEN GVIT COMSTOCK VALUE FUND;
GVIT INTERNATIONAL VALUE FUND;
FEDERATED GVIT HIGH INCOME BOND FUND;
GARTMORE GVIT GOVERNMENT BOND FUND;
GARTMORE GVIT GROWTH FUND;
GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND;
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND;
GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND;
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND;
GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND;
GARTMORE GVIT MID CAP GROWTH FUND;
GARTMORE GVIT MONEY MARKET FUND;
GARTMORE GVIT MONEY MARKET FUND II;
GARTMORE GVIT NATIONWIDE FUND;
GARTMORE GVIT NATIONWIDE LEADERS FUND;
GARTMORE GVIT U.S. GROWTH LEADERS FUND;
GARTMORE GVIT WORLDWIDE LEADERS FUND;
GVIT MID CAP INDEX FUND;
GVIT S&P 500 INDEX FUND;
GVIT SMALL COMPANY FUND;
GVIT SMALL CAP GROWTH FUND;
GVIT SMALL CAP VALUE FUND;
J.P. MORGAN GVIT BALANCED FUND; and
VAN KAMPEN GVIT MULTI SECTOR BOND FUND;

and the form of Statement of  Additional  Information  for the  above-referenced series of the  Registrant  that will be filed with the  Securities  and Exchange
Commission under Rule 497(c).

     Post-Effective  Amendment Nos.  98/99 became  effective with the Securities and Exchange Commission on April 28, 2006.

     If you have any  questions  with the respect to the  filing,  please do not hesitate to telephone the undersigned at (215) 564-8092.

                                              Very truly yours,

                                              /s/ Barbara A. Nugent
                                              Barbara A. Nugent